Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2020	$ 3,520	$ 1,356,799	$ (1,261,140)	$ 99,179
Beginning balance, shares at Dec. 31, 2020	35,201,513
Common stock issued to third party for services	$ 19	249,081		249,100
Common stock issued to third party for services, shares	188,000
Warrants issued to third parties in conjunction with debt issuance		188,069		188,069
Beneficial conversion feature in conjunction with debt issuance		101,972		101,972
Common stock and warrants issued for cash	$ 149	1,864,851		1,865,000
Common stock and warrants issued for cash, shares	1,492,000
Common stock issued in conjunction with cashless exercise of warrants	$ 6	(6)
Common stock issued in conjunction with cashless exercise of warrants, shares	57,157
Common stock issued to third parties in conjunction with conversion of debt	$ 36	236,679		236,715
Common stock issued to third parties in conjunction with conversion of debt, shares	357,143
Net loss			(3,004,619)	(3,004,619)
Ending balance, value at Dec. 31, 2021	$ 3,730	3,997,445	(4,265,759)	(264,584)
Ending balance, shares at Dec. 31, 2021	37,295,813
Warrants issued to third parties in conjunction with debt issuance		793,039		793,039
Beneficial conversion feature in conjunction with debt issuance		273,700		273,700
Common stock issued to third parties in conjunction with conversion of debt	$ 96	145,104		145,200
Common stock issued to third parties in conjunction with conversion of debt, shares	968,000
Net loss			(2,929,817)	(2,929,817)
Amortization of warrants issued in connection with a debt modification		147,720		147,720
Fees associated with filing of Form S-1		(68,498)		(68,498)
Ending balance, value at Dec. 31, 2022	$ 3,826	$ 5,288,510	$ (7,195,576)	$ (1,903,240)
Ending balance, shares at Dec. 31, 2022	38,263,813